Summary of Accounting Policies - Plant, Property, and Equipment, at Cost (Narrative) (Detail)	12 Months Ended
Dec. 31, 2017
Buildings and improvements | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of plant, property and equipment	10 years
Buildings and improvements | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of plant, property and equipment	50 years
Machinery and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of plant, property and equipment	3 years
Machinery and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of plant, property and equipment	25 years